Expense Example - Even Herd Long Short ETF [Member]	Jul. 24, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 265
Expense Example, with Redemption, 3 Years	814
Expense Example, with Redemption, 5 Years	1,390
Expense Example, with Redemption, 10 Years	$ 2,954